8. Hybrid Debt Instrument (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2016	Jul. 01, 2015
Company stock price	$ 16.83	$ 10.23
Hybrid Debt Instrument [Member] | December 31, 2015 [Member]
Company stock price	$ 16.83
Expected volatility	105.00%
Risk-free interest rate	0.65%
Hybrid Debt Instrument [Member] | July 1, 2015 [Member]
Company stock price			$ 7.26
Expected volatility	115.00%
Risk-free interest rate	0.28%